INTANGIBLE ASSET, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Software	$10,609	$8,564
Less: Accumulated amortization	(7,769)	(7,295)
Intangible asset, net	$2,840	$1,269

Intangible asset consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Software	$8,564	$7,896
Less: Accumulated amortization	(7,295)	(5,956)
Intangible asset, net	$1,269	$1,940